Loss per share (Tables)	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Basic and Diluted Loss Per Share
Basic and diluted loss per share is calculated as follows:

	For the six months ended June 30,
	2020		2021
	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net loss attributable to Class A and Class B common shareholders	(71,306)	(20,140)	(54,429)	(8,430)	(15,005)	(2,324)
Net loss attributable to common shareholders	(71,306)	(20,140)	(54,429)	(8,430)	(15,005)	(2,324)

Denominator:
Weighted average number of shares used in calculating basic and diluted loss per share	60,190,846	17,000,189	61,668,577	61,668,577	17,000,189	17,000,189

Basic and diluted loss per share	(1.18)	(1.18)	(0.88)	(0.14)	(0.88)	(0.14)